CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable	$ 12,041	$ 4,830
Provision for doubtful accounts net investment in direct financing and sales-type leases	296	714
Short-term Debt	102,458	149,979
Long-term Debt	0	44,438
Accounts Payable	16,392	404
Accounts Payable, Related Parties	2,228	0
Other Payables and Accrued Liabilities	15,049	13,653
Due to Affiliate	65,595	42,696
Customer Deposits	1,956	1,152
Taxes Payable	2,551	2,799
Deferred Tax Liabilities	4,717	8,162
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	100,000,000	50,000,000
Common Stock, Shares, Issued (in shares)	23,538,919	23,538,919
Common Stock, Shares, Outstanding (in shares)	23,538,919	23,538,919
Variable Interest Entity
Short-term Debt	75,412	111,095
Long-term Debt	0	44,438
Accounts Payable	68	112
Accounts Payable, Related Parties	706	0
Other Payables and Accrued Liabilities	4,857	4,415
Due to Affiliate	86	3,244
Customer Deposits	161	508
Taxes Payable	1,931	1,548
Deferred Tax Liabilities	$ 0	$ 4,764